STOCK OPTION AND STOCK UNIT PLANS (Details) (CAD) In Millions, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
STOCK OPTION AND STOCK UNIT PLANS
Number of long-term incentive compensation plans	4
2002 ISO plan
STOCK OPTION AND STOCK UNIT PLANS
Maximum number of common shares reserved for issuance under the share-based compensation plan	60,000,000
Number of shares issued to date under the share-based compensation plan	47,000,000
2007 ISO and PBSO plans
STOCK OPTION AND STOCK UNIT PLANS
Maximum number of common shares reserved for issuance under the share-based compensation plan	52,000,000
Number of shares issued to date under the share-based compensation plan	7,000,000
Number of shares exercised to date under the share-based compensation plan	7,000,000
PSU Plan and the RSU Plan
STOCK OPTION AND STOCK UNIT PLANS
Number of common shares for each stock unit granted	1
INCENTIVE STOCK OPTIONS
STOCK OPTION AND STOCK UNIT PLANS
Vesting period	4 years
Expiration term	10 years
Number
Options outstanding at beginning of year (in shares)	27,368,000
Options granted (in shares)	6,369,000
Options exercised (in shares)	(3,948,000)
Options cancelled or expired (in shares)	(187,000)
Options outstanding at end of year (in shares)	29,602,000	27,368,000
Options vested at end of year (in shares)	15,151,000
Weighted Average Exercise Price
Options outstanding at beginning of year (in Canadian dollars per share)	25.69
Options granted (in Canadian dollars per share)	44.85
Options exercised (in Canadian dollars per share)	20.10
Options cancelled or expired (in Canadian dollars per share)	30.99
Options outstanding at end of year (in Canadian dollars per share)	30.52	25.69
Options vested at end of year (in Canadian dollars per share)	23.12
Weighted Average Remaining Contractual Life (years)
Options outstanding at end of year	6 years 8 months 12 days
Options vested at end of year	5 years 2 months 12 days
Aggregate Intrinsic Value
Options outstanding at end of year (in Canadian dollars)	425
Options vested at end of year (in Canadian dollars)	330
Stock options, additional disclosures
Total intrinsic value of awards exercised (in Canadian dollars)	98	130	68
Cash received on exercise of awards (in Canadian dollars)	24	69	56
Total fair value of options vested (in Canadian dollars)	22	19	17
PERFORMANCE BASED STOCK OPTIONS
STOCK OPTION AND STOCK UNIT PLANS
Vesting period	5 years
Number
Options outstanding at beginning of year (in shares)	6,704,000
Options exercised (in shares)	(2,331,000)
Options outstanding at end of year (in shares)	4,373,000	6,704,000
Options vested at end of year (in shares)	830,000
Weighted Average Exercise Price
Options outstanding at beginning of year (in Canadian dollars per share)	29.56
Options exercised (in Canadian dollars per share)	18.29
Options outstanding at end of year (in Canadian dollars per share)	35.56	29.56
Options vested at end of year (in Canadian dollars per share)	19.44
Weighted Average Remaining Contractual Life (years)
Options outstanding at end of year	5 years 8 months 12 days
Options vested at end of year	1 year 7 months 6 days
Aggregate Intrinsic Value
Options outstanding at end of year (in Canadian dollars)	41
Options vested at end of year (in Canadian dollars)	21
Stock options, additional disclosures
Total intrinsic value of awards exercised (in Canadian dollars)	62	20	2
Cash received on exercise of awards (in Canadian dollars)	28	12	3
Total fair value of options vested (in Canadian dollars)		1	2